Segments and Financial Data by Solution and Geographic Area - Schedule of Revenue by Solutions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 746.4	$ 670.8	$ 623.4
HCM [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	746.4	670.8	623.4
HCM [Member] | Cloud Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	534.3	404.3	297.8
HCM [Member] | Bureau Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue	$ 212.1	$ 266.5	$ 325.6